Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table Total for Current PEO(1) (b)	Compensation Actually Paid to Current PEO(2) (c)	Summary Compensation Table Total for Former PEO(1) (b1)	Compensation Actually Paid to Former PEO(2) (c1)	Average Summary Compensation Table Total for Non-PEO NEOs(1) (d)	Average Compensation Actually Paid to Non-PEO NEOs(2) (e)	Value of Initial Fixed $100 Investment Based On:		Net Income(4) (in Millions) (h)	Economic Profit(5) (in Millions) (i)
							Total Shareholder Return (f)	Peer Group Total Shareholder Return(3) (g)
2023	$14,074,235	$15,733,686	N/A	N/A	$4,114,993	$4,663,286	$151	$150	$3,715	$2,658
2022	$8,348,517	$9,301,674	$19,536,434	$9,694,786	$4,856,562	$3,422,243	$133	$127	$4,166	$2,962
2021	N/A	N/A	$20,006,806	$32,556,244	$4,076,812	$6,737,795	$160	$134	$3,781	$2,472
2020	N/A	N/A	$15,306,715	$28,736,814	$3,586,272	$6,163,283	$127	$111	$2,765	$1,761

Company Selected Measure Name	Economic Profit
Named Executive Officers, Footnote	This table reflects the amounts reported in the “Summary Compensation Table” for Joseph R. Hinrichs, our current PEO, and James M. Foote, our former PEO, for each of the years listed. The non-PEO NEOs for whom the average compensation is presented in this table are: (i) for fiscal 2023, Messrs. Pelkey, Boone, Fortune and Goldman; (ii) for fiscal 2022, Messrs. Pelkey, Boone, Boychuk and Fortune; (iii) for fiscal 2021, Messrs. Pelkey, Boone, Boychuk, Goldman and Wallace and Ms. Sorfleet; and (iv) for fiscal 2020, Messrs. Boone, Boychuk, Goldman and Wallace.
PEO Total Compensation Amount	$ 14,074,235
PEO Actually Paid Compensation Amount	$ 15,733,686
Adjustment To PEO Compensation, Footnote
(2)Compensation “actually paid” for the PEO and average compensation “actually paid” for the non-PEO NEOs in 2023 reflect the respective amounts set forth in columns (b), (b1) and (d), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year.

	Calculation for Current PEO	Calculation for Former PEO	Calculation for Average of Non-PEO NEOs
Calculation of Compensation “Actually Paid”	Year 2023 ($)	Year 2023 ($)	Year 2023 ($)
Summary Compensation Table Total	14,074,235	N/A	4,114,993
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	(10,000,035)	N/A	(2,531,268)
Plus Fair Value for Awards Granted in the Covered Year	11,189,926	N/A	2,813,371
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	—	N/A	97,001
Change in Fair Value of Outstanding Unvested Awards from Prior Years	469,561	N/A	238,928
Less Fair Value of Awards Forfeited during the Covered Year	—	N/A	—
Plus Fair Value of Incremental Dividends of Earnings Paid on Stock Awards	—	N/A	—
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	N/A	(132,599)
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	—	N/A	62,860
Compensation “Actually Paid”	15,733,686	N/A	4,663,286
Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date.

Non-PEO NEO Average Total Compensation Amount	$ 4,114,993	$ 4,856,562	$ 4,076,812	$ 3,586,272
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,663,286	3,422,243	6,737,795	6,163,283
Adjustment to Non-PEO NEO Compensation Footnote
(2)Compensation “actually paid” for the PEO and average compensation “actually paid” for the non-PEO NEOs in 2023 reflect the respective amounts set forth in columns (b), (b1) and (d), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year.

	Calculation for Current PEO	Calculation for Former PEO	Calculation for Average of Non-PEO NEOs
Calculation of Compensation “Actually Paid”	Year 2023 ($)	Year 2023 ($)	Year 2023 ($)
Summary Compensation Table Total	14,074,235	N/A	4,114,993
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	(10,000,035)	N/A	(2,531,268)
Plus Fair Value for Awards Granted in the Covered Year	11,189,926	N/A	2,813,371
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	—	N/A	97,001
Change in Fair Value of Outstanding Unvested Awards from Prior Years	469,561	N/A	238,928
Less Fair Value of Awards Forfeited during the Covered Year	—	N/A	—
Plus Fair Value of Incremental Dividends of Earnings Paid on Stock Awards	—	N/A	—
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	N/A	(132,599)
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	—	N/A	62,860
Compensation “Actually Paid”	15,733,686	N/A	4,663,286
Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date.

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between “Compensation Actually Paid” to our PEO, the average of “Compensation Actually Paid” to our other NEOs, the Company’s cumulative TSR and the peer group’s cumulative TSR over the three-year period from 2020 through 2023. The peer group TSR is based on the S&P 500 Industrials Index.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between “Compensation Actually Paid” to our PEO, the average of “Compensation Actually Paid” to our other NEOs and our net income during fiscal years 2020 through 2023.

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between “Compensation Actually Paid” to our PEO, the average of “Compensation Actually Paid” to our other NEOs and Economic Profit (CSX Cash Earnings or CCE) during fiscal years 2020 through 2023.

Total Shareholder Return Vs Peer Group
The following chart sets forth the relationship between “Compensation Actually Paid” to our PEO, the average of “Compensation Actually Paid” to our other NEOs, the Company’s cumulative TSR and the peer group’s cumulative TSR over the three-year period from 2020 through 2023. The peer group TSR is based on the S&P 500 Industrials Index.

Tabular List, Table

Most Important Performance Measures	Importance to the Company
Average Annual Operating Income Growth Rate Percentage	■Measures the average increase in operating income for each year of the LTIP cycle ■Aligns with the Company’s objective of profitable growth
Economic Profit (CSX Cash Earnings or CCE)
■Measures the Company’s ability to grow operating income while remaining focused on cost control and asset utilization
■Encourages investments in growth projects that earn more than an expected rate of return

Relative Total Shareholder Return (Relative TSR)	■Designed to appropriately align NEO payouts with share price performance relative to a transportation-related peer group
Operating Income	■Used to gauge the general health of the Company and to quantify operating profit margin ■Aligns with the Company’s objective of profitable growth
Operating Ratio	■Key indicator of the Company’s efficiency ■Encourages the Company to deliver results that grow the business while optimizing assets
Initiative-based Revenue Growth	■Measures the Company’s ability to gain additional business on the CSX network through growth with new and existing customers ■Directly supports profitable growth by driving operating income
Safety
■Reinforces the critical importance on ensuring employees’ personal safety and the safety of fellow railroaders and upholding our commitment to protect customers’ freight and the communities in which we operate

Trip Plan Compliance (supplemental)	■Ensures the Company successfully executes the service plan for customers’ shipments based on our commitments ■Focuses on reliable and accurate service for customers
Fuel Efficiency (supplemental)	■Indicates the Company’s fuel productivity over the distance traveled ■Supports environmental stewardship by reducing carbon emissions

Total Shareholder Return Amount	$ 151	133	160	127
Peer Group Total Shareholder Return Amount	150	127	134	111
Net Income (Loss)	$ 3,715,000,000	$ 4,166,000,000	$ 3,781,000,000	$ 2,765,000,000
Company Selected Measure Amount	2,658,000,000	2,962,000,000	2,472,000,000	1,761,000,000
PEO Name	Joseph R. Hinrichs
Additional 402(v) Disclosure	Peer Group Total Shareholder Return is based on the S&P 500 Industrials Index, which is a peer group disclosed in the CD&A section of this Proxy Statement used by CSX to help determine executive pay.Reflects “Net Income” in the Company’s Consolidated Statements of Income included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2023, 2022, 2021 and 2020.
Measure:: 1
Pay vs Performance Disclosure
Name	Economic Profit (CSX Cash Earnings or CCE)
Non-GAAP Measure Description	We determined Economic Profit (CSX Cash Earnings or CCE) to be the “most important” financial performance measure used to link performance to “Compensation Actually Paid” to our PEO and other NEOs in fiscal 2023, in accordance with Item 402(v) of Regulation S-K. Economic Profit is a non-GAAP financial measure designed to measure whether returns on new investments exceed an expected rate of return and to encourage investments in profitable growth projects. As we previously explained, Economic Profit is calculated as gross cash earnings minus the capital charge on gross operating assets.
Measure:: 2
Pay vs Performance Disclosure
Name	Average Annual OperatingIncome Growth Rate Percentage
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return (Relative TSR)
Measure:: 4
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 5
Pay vs Performance Disclosure
Name	Operating Ratio
Measure:: 6
Pay vs Performance Disclosure
Name	Initiative-basedRevenue Growth
Measure:: 7
Pay vs Performance Disclosure
Name	Safety
Measure:: 8
Pay vs Performance Disclosure
Name	Trip Plan Compliance (supplemental)
Measure:: 9
Pay vs Performance Disclosure
Name	Fuel Efficiency (supplemental)
Joseph R. Hinrichs [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 14,074,235	$ 8,348,517
PEO Actually Paid Compensation Amount	15,733,686	9,301,674
James M. foote [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		19,536,434	$ 20,006,806	$ 15,306,715
PEO Actually Paid Compensation Amount		$ 9,694,786	$ 32,556,244	$ 28,736,814
PEO | Adjustment, Exclusion of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,000,035)
PEO | Adjustment, Inclusion of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,189,926
PEO | Change in Fair Value for Vested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value for Unvested and Outstanding Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	469,561
PEO | Adjustment, Exclusion of Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends Paid on Unvested Equity Awards During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Addition of Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Adjustment, Exclusion of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,531,268)
Non-PEO NEO | Adjustment, Inclusion of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,813,371
Non-PEO NEO | Change in Fair Value for Vested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	97,001
Non-PEO NEO | Change in Fair Value for Unvested and Outstanding Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	238,928
Non-PEO NEO | Adjustment, Exclusion of Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends Paid on Unvested Equity Awards During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(132,599)
Non-PEO NEO | Addition of Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 62,860